FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL INSTRUMENTS
NOTE 22. FINANCIAL INSTRUMENTS. The following table provides information about assets and liabilities not carried at fair value and excludes finance leases, equity securities without readily determinable fair value and non-financial assets and liabilities. Substantially all of these assets are considered to be Level 3 and the vast majority of our liabilities’ fair value are considered Level 2.

		December 31, 2022		December 31, 2021
		Carrying amount (net)	Estimated fair value	Carrying amount (net)	Estimated fair value
Assets	Loans and other receivables	$2,557	$2,418	$2,572	$2,714
Liabilities	Borrowings (Note 10)	$24,059	$22,849	$35,114	$41,118
	Investment contracts (Note 12)	1,708	1,758	1,857	2,231
Assets and liabilities that are reflected in the accompanying financial statements at fair value are not included in the above disclosures; such items include cash and equivalents, investment securities and derivative financial instruments.

DERIVATIVES AND HEDGING. Our policy requires that derivatives are used solely for managing risks and not for speculative purposes. We use derivatives to manage currency risks related to foreign exchange, and interest rate and currency risk between financial assets and liabilities, and certain equity investments and commodity prices.

We use cash flow hedges primarily to reduce or eliminate the effects of foreign exchange rate changes, net investment hedges to hedge investments in foreign operations as well as fair value hedges to hedge the effects of interest rate and currency changes on debt it has issued. We also use derivatives not designated as hedges from an accounting standpoint (and therefore we do not apply hedge accounting to the relationship) but otherwise serve the same economic purpose as other hedging arrangements. We use economic hedges when we have exposures to currency exchange risk for which we are unable to meet the requirements for hedge accounting or when changes in the carrying amount of the hedged item are already recorded in earnings in the same period as the derivative making hedge accounting unnecessary. Even though the derivative is an effective economic hedge, there may be a net effect on earnings in each period due to differences in the timing of earnings recognition between the derivative and the hedged item.

FAIR VALUE OF DERIVATIVES	December 31, 2022			December 31, 2021
	Gross Notional	All other assets	All other liabilities	Gross Notional	All other assets	All other liabilities
Currency exchange contracts	$5,112	$132	$146	$4,751	$65	$111
Interest rate contracts				2,071	75	4
Derivatives accounted for as hedges	$5,112	$132	$146	$6,822	$140	$114

Currency exchange contracts	$51,885	$946	$1,082	$55,798	$863	$817
Interest rate contracts	43	—	1	1,369	5	1
Other contracts	858	197	13	1,650	385	9
Derivatives not accounted for as hedges	$52,786	$1,143	$1,095	$58,817	$1,253	$827

Gross derivatives	$57,898	$1,275	$1,241	$65,640	$1,393	$942

Netting and credit adjustments		$(821)	$(820)		$(637)	$(639)
Cash collateral adjustments		—	—		(54)	(42)
Net derivatives recognized in statement of financial position		$454	$420		$702	$261

Net accrued interest		$—	$—		$10	$5
Securities held as collateral		—	—		(2)	—
Net amount		$454	$420		$710	$266

FAIR VALUE HEDGES. As of December 31, 2022, all fair value hedges were terminated due to exposure management actions, including debt maturities. Gains (losses) associated with the terminated hedging relationships will continue to amortize into interest expense until the bonds mature. The cumulative amount of hedging adjustments of $1,240 million (all on discontinued hedging relationships) was included in the carrying amount of the previously hedged liability of $9,933 million. At December 31, 2021, the cumulative amount of hedging adjustments of $2,072 million (including $2,073 million on discontinued hedging relationships) was included in the carrying amount of the previously hedged liability of $16,819 million. The cumulative amount of hedging adjustments was primarily recorded in long-term borrowings.

CASH FLOW HEDGES AND NET INVESTMENT HEDGES

	Gain (loss) recognized in AOCI for the year ended December 31
	2022	2021	2020
Cash flow hedges(a)	$(242)	$(140)	$(20)
Net investment hedges(b)	341	487	(675)
(a) Primarily related to currency exchange contracts.
(b) The carrying value of foreign currency debt designated as net investment hedges was $3,329 million and $4,061 million at December 31, 2022 and 2021, respectively. The total reclassified from AOCI into earnings was zero, $(87) million and zero for the years ended December 31, 2022, 2021 and 2020, respectively.

Changes in the fair value of cash flow hedges are recorded in AOCI and recorded in earnings in the period in which the hedged transaction occurs. The total amount in AOCI related to cash flow hedges of forecasted transactions was a $122 million loss at December 31, 2022. We expect to reclassify $127 million of loss to earnings in the next 12 months contemporaneously with the earnings effects of the related forecasted transactions. At December 31, 2022, the maximum term of derivative instruments that hedge forecasted transactions was approximately 12 years.
The table below presents the gains (losses) of our derivative financial instruments in the Statement of Earnings (Loss):

	2022					2021
	Revenues	Debt extinguishment costs	Interest expense	SG&A	Other(a)	Revenues	Debt extinguishment costs	Interest expense	SG&A	Other(a)
	$58,100	$465	$1,477	$9,173	$45,444	$56,469	$6,524	$1,790	$8,177	$46,074

Effect of cash flow hedges	$(23)	$—	$(20)	$(2)	$(100)	$27	$—	$(40)	$1	$(59)

Hedged items			127				70	1,413
Derivatives designated as hedging instruments			(143)				(66)	(1,549)
Effect of fair value hedges			$(16)				$3	$(135)

Currency exchange contracts	$5	$—	$—	$(133)	$(635)	$(6)	$(16)	$(18)	$(127)	$35
Interest rate, commodity and equity contracts(b)	1	159	(4)	(135)	150	1	52	(3)	183	177
Effect of derivatives not designated as hedges	$7	$159	$(4)	$(269)	$(485)	$(5)	$35	$(22)	$56	$212
(a) Amounts are inclusive of cost of sales and other income (loss).
(b) SG&A was primarily driven by hedges of deferred incentive compensation, Other Income (loss) by hedges of Baker Hughes equity sale, and Debt extinguishment costs by hedges of debt tenders. These hedging programs were to offset the earnings impact of the underlying.

COUNTERPARTY CREDIT RISK. Our exposures to counterparties (including accrued interest), net of collateral we held, was $306 million and $588 million at December 31, 2022 and December 31, 2021, respectively. Counterparties' exposures to our derivative liability (including accrued interest), net of collateral posted by us, was $365 million and $216 million at December 31, 2022 and December 31, 2021, respectively.